Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($) $ in Thousands		Total	Wordsworth	Glenn Willis	Honda Jet	Series A Preferred Stock	Series B Preferred stock	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Wordsworth	Total flyExclusive stockholders’ equity (deficit) Glenn Willis	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock	Total flyExclusive stockholders’ equity (deficit) Series B Preferred stock	Common Stock Common Class A	Common Stock Common Class B	LGM Enterprises, LLC members' deficit	Additional paid-in capital	Additional paid-in capital Wordsworth	Additional paid-in capital Glenn Willis	Additional paid-in capital Series B Preferred stock	Accumulated other comprehensive loss	Accumulated deficit	Accumulated deficit Series A Preferred Stock	Accumulated deficit Series B Preferred stock	Noncontrolling Interests	Noncontrolling Interests Wordsworth	Noncontrolling Interests Glenn Willis	Noncontrolling Interests Honda Jet
Beginning balance at Dec. 31, 2022		$ 0
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		5,826
Ending balance at Dec. 31, 2023		(35,525)
Beginning balance at Dec. 31, 2022		47,417								$ (5,117)							$ (4,641)					$ (476)				$ 52,534
Permanent Equity
Unrealized gains (losses) on available-for-sale debt securities		407
Net loss		(54,738)
Excise tax payable		(1,032)
Ending balance (in shares) at Dec. 31, 2023								16,647,529	59,930,000						16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855								46,461					$ 2	$ 6		$ 126,978				(69)	$ (80,456)			24,394
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 27, 2023		(42,431)
Beginning balance at Dec. 31, 2022		47,417								(5,117)							(4,641)					(476)				52,534
Permanent Equity
Contributions from non controlling interests		13,500								3,959							3,959									9,541
Distributions to non controlling interests		(61,630)								(40,251)							(40,251)									(21,379)
Other		0
Net Income (loss)		0
Aircraft trades		0								7,319							7,319									(7,319)
Unrealized gains (losses) on available-for-sale debt securities		156								156												156
Net loss	[1]	(56,025)								(47,134)							$ (47,134)									(8,891)
Change in redemption value of redeemable noncontrolling interest		5,826
Net Income (loss)	[1]	1,080
Ending balance at Dec. 31, 2023		(35,525)
Permanent Equity
Unrealized gains (losses) on available-for-sale debt securities		251								251												251
Net loss		1,287
Change in redemption value of redeemable noncontrolling interest		(5,826)								(5,826)								(5,826)
Excise tax payable		(1,032)								(1,032)								(1,032)
Net Income (loss)	[1]	207								299													299			(92)
Ending balance (in shares) at Dec. 31, 2023								16,647,529	59,930,000						16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855								46,461					$ 2	$ 6		126,978				(69)	(80,456)			24,394
Temporary Equity
Issuance of Series A Preferred stock						$ 20,540	$ 13,526
Change in redemption value of redeemable noncontrolling interest		268,423
Dividends payable on Preferred temporary equity						2,097	1,233
Amortization of discount on Series A Preferred temporary equity						1,162	314
Net Income (loss)		(73,384)
Ending balance at Dec. 31, 2024		159,514
Temporary equity, ending balance at Dec. 31, 2024						23,799	15,073
Permanent Equity
Contributions from non controlling interests		6,484																								6,484
Distributions to non controlling interests		(19,771)																								(19,771)
Acquisitions of non controlling interests			$ 0	$ (3,418)							$ (1,129)	$ (855)							$ (1,129)	$ (855)							$ 1,129	$ (2,563)
Acquisitions of non controlling interests		3,205			$ 18,969					261								256					5			2,944			$ 18,969
Unrealized gains (losses) on available-for-sale debt securities		13								13												13
Net loss		(101,495)
Issuance of stock (in shares)															300,000
Merger, net of redemptions and transaction costs							10,603							$ 10,603							$ 10,603
Issuance of Class A common stock upon cashless exercise of warrants (in shares)															974,610
Issuance of Class A common stock upon cashless exercise of warrants		4,337								4,337								4,337
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)															277,447
Exchange of warrants for Class A common stock		371								371								371
Stock-based compensation		753								753								753
Change in redemption value of redeemable noncontrolling interest		(269,542)								(269,542)								(131,382)					(138,160)
Excise tax payable		(156)
Dividends payable on Series A Preferred temporary equity						(2,097)	(1,233)						$ (2,097)	(1,233)										$ (2,097)	$ (1,233)
Amortization of discount on Series A Preferred temporary equity						$ (1,162)	$ (314)						$ (1,162)	$ (314)							$ (314)			$ (1,162)
Net Income (loss)		(28,111)								(21,074)													(21,074)			(7,037)
Ending balance (in shares) at Dec. 31, 2024								18,199,586	59,930,000						18,199,586	59,930,000
Ending balance at Dec. 31, 2024		$ (210,058)								$ (234,607)					$ 2	$ 6		$ 9,618				$ (56)	$ (244,177)			$ 24,549

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(in thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)